SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 285	$ 306	$ 338
Additions	115	214	154
Deductions	(165)	(235)	(186)
Balance, ending	235	285	306
Provision for doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	276	623	302
Additions	84	135	361
Deductions	(46)	(482)	(40)
Balance, ending	$ 314	$ 276	$ 623